TAX LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Tax Liabilities [abstract]
TAX LIABILITIES	TAX LIABILITIES

	2022	2021
Income tax	193,089	4,916,963
Value added tax	2,096,373	978,302
Turnover tax	326,099	303,899
Other taxes, withholdings and taxes collected at source	299,513	317,470
Total	2,915,074	6,516,634